RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Waldencast
2023 Subscription Agreement with PIPE Investors
In September 2023, the Company entered into subscription agreements (the “2023 Subscription Agreements”) with certain investors (collectively, the “2023 PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the 2023 PIPE Investors collectively subscribed for 14,000,000 Class A ordinary shares (the “PIPE Shares”), in a private placement at a purchase price of $5.00 each per share, for aggregate gross proceeds of $70.0 million (the “2023 PIPE Investment”). The 2023 Subscription Agreements relating to approximately $68.0 million of proceeds were consummated in September 2023, with the remaining approximately $2.0 million of proceeds related to the closing of the 2023 Subscription Agreements in November 2023, following receipt of regulatory approvals (the “2023 PIPE Closings” and the date on which such Closing occurred, the “PIPE Closing Date”). No Class B ordinary shares, warrants or other securities of the Company were issued in connection with the 2023 PIPE Investment.
In connection with the 2023 PIPE Investment, we agreed to register for resale, pursuant to Rule 415 under the Securities Act, certain of our Class A ordinary shares that are held by the parties thereto from time to time, subject to the restrictions on transfer therein (the “2023 PIPE Registration Rights”). The 2023 PIPE Registration Rights terminate with respect to any party thereto, on the date that such party no longer holds any Registrable Securities (as defined therein).
Indemnification Agreements
The Company has entered into indemnification agreements with each of its directors and executive officers. The indemnification agreements provide, to the fullest extent permitted under law, indemnification against all expenses, judgments, fines and amounts paid in settlement relating to, arising out of or resulting from an indemnitee’s status as a director, officer, employee, fiduciary or agent of the Company or any other corporation, limited liability company, partnership, joint venture, trust, employee benefit plan or other entity which such person is or was serving at the Company’s request as a director, officer, employee or agent. In addition, the indemnification agreements provide that the Company will advance, to the extent not prohibited by law, the expenses incurred by the indemnitee in connection with any proceeding, and such advancement will be made within thirty (30) days after the receipt by the Company of a statement requesting such advances from time to time, whether prior to or after final disposition of any proceeding. During the year ended December 31, 2024, the total expense related to the indemnification agreements was $4.6 million.
Prior to the Business Combination
Registration Rights
In August 2022, the Company filed a registration statement on Form F-1 to register up to 121,120,063 Class A ordinary shares, consisting of (i) 8,545,000 Class A ordinary shares converted from the sponsor shares; (ii) 80,000 Class A ordinary shares converted from the sponsor shares held by the Investor Directors; (iii) 20,000 Class A ordinary shares issued to Aaron Chatterley in a private placement exempt from registration pursuant to Section 4(a)(2) of the Securities Act, and Rule 506 of Regulation D promulgated thereunder, in connection with the consummation of the Business Combination; (iv) 28,237,506 Class A ordinary shares issued pursuant to the Obagi Merger Agreement; (v) 21,104,225 Class A ordinary shares issuable in exchange for 21,104,225 Class B ordinary shares pursuant to the Milk Equity Purchase Agreement; (vi) 11,800,000 Class A ordinary shares issued in the PIPE investments; (vii) 33,300,000 Class A ordinary shares issued pursuant to the FPAs; and (viii) 18,033,332 Class A ordinary shares issuable in respect of the private placement warrants, pursuant to the Registration Rights Agreement.
Transactions with Cedarwalk in Connection with the Business Combination
In connection with the Obagi China Distribution, the Company entered into an Intellectual Property License Agreement (the “IP License Agreement”), a Global Supply Services Agreement (the “Supply Agreement”), and a Transition Services Agreement (the “Transition Services Agreement”) with Obagi Hong Kong, which is owned by Cedarwalk, the former owner of Obagi and a beneficial holder of 24.5% of the Company’s fully diluted Class A ordinary shares as of the closing of the Business Combination.
Under the IP License Agreement, the Company exclusively licenses intellectual property relating to the Obagi brand to the Obagi China Business, and the Company retains the rights to such intellectual property to conduct the Obagi-branded business worldwide except for the China Region. The Obagi China Business pays the Company a royalty on gross sales of licensed products. The IP License Agreement is perpetual subject to certain conditions. During the year ended December 31, 2024, net revenue generated from related party royalties was $0.1 million. During the year ended December 31, 2023, net revenue generated from related party royalties was $0.3 million. During the period from July 28, 2022 to December 31, 2022, net revenue generated from related party royalties was $0.2 million.
Under the Supply Agreement, the Company supplies or causes to be supplied through certain Obagi CMOs products for distribution and sale in the China Region by the Obagi China Business. The parties operated under an interim supply agreement, which terminated in July 2023. However, the parties continued to operate under the interim supply agreement terms until December 2024, at which point the remaining related party liability was released as the Company had fulfilled its contractual obligations related to pricing. The term of the Supply Agreement is perpetual, subject to termination for material breach and failure to cure or termination in the event that the IP License Agreement is terminated. The Company anticipates it will continue supplying the Obagi China Business with products until the Obagi China Business has been added as a party to Obagi’s CMO agreements, at which time it will then order directly from the CMOs. During the year ended December 31, 2024, net revenue generated from supplying products to the Obagi China Business was $2.8 million and the related cost of goods sold was $0.8 million. During the year ended December 31, 2023, net revenue generated from supplying products to the Obagi China Business was $5.6 million and the related cost of goods sold was $1.7 million. During the period from July 28, 2022 to December 31, 2022, net revenue generated from supplying products to the Obagi China Business was $17.0 million and the related cost of goods sold was $5.1 million.
As of December 31, 2024, the Company had $0.8 million in related party accounts receivable from the Obagi China Business in the consolidated balance sheet. As of December 31, 2023, the Company had $1.1 million in related party accounts receivable from the Obagi China Business in the consolidated balance sheet.
Under the Transition Services Agreement, the Company provided Obagi Hong Kong and its affiliates certain transition services to enable them to conduct the Obagi China Business as a going concern in the China Region. The transition services were provided for an initial term of up to twelve (12) months, with an option for Obagi China Business to extend the service period for up to an additional twelve (12) months solely as to certain R&D services. Obagi Hong Kong did not elect to extend the services and as a result the Transition Services Agreement expired on July 27, 2023. Services under the agreement were to be charged at the reasonable, fully-loaded costs of providing the services, but such services were to be provided at no charge for a certain period of time or up to a specified dollar value of services (the “Threshold Amount”). The Company determined that the Threshold Amount may be applied towards a combination of the Company’s services or inventory purchases made by the Obagi China Business under the Supply Agreement. Due to the fact that the Threshold Amount had not been reached at the time of expiration, the Company received no fees from the Obagi China Business during the year ended December 31, 2024 or the year ended December 31, 2023.
Milk
Milk subleases from Milk Studios Los Angeles LLC certain space in Los Angeles, CA on a month-to-month basis. Milk primarily uses these facilities for corporate offices and as an in-house studio. Milk also receives certain services from an employee of Milk Studios. During the year ended December 31, 2024 and the year ended December 31, 2023, the Company incurred administrative fees of $0.3 million in connection with the sublease and services, which is recorded in SG&A expenses in the consolidated statements of operations and comprehensive loss. During the period from July 28, 2022 to December 31, 2022, the Company incurred administrative fees of $0.1 million, which is recorded in SG&A expenses in the consolidated statements of operations and comprehensive loss.
One of the cofounders of Milk Makeup and a shareholder of the Company is party to an influencer agreement with Milk Makeup pursuant to which the shareholder provides certain brand services to Milk Makeup. Milk incurred $0.1 million in fees pursuant to this agreement during the year ended December 31, 2024 and the year ended December 31, 2023.